Effect Of One-Percentage-Point Change In Assumed Health Care Cost Trend Rates (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Assumed Health Care Cost Trend Rates, Effect of One Percentage Point Change [Line Items]
Effect on service and interest cost, 1-Percentage-Point Increase	$ 0.3
Effect on postretirement benefit obligation, 1-Percentage-Point Increase	4.4
Effect on service and interest cost, 1-Percentage-Point Decrease	(0.2)
Effect on postretirement benefit obligation, 1-Percentage-Point Decrease	$ (5.6)